Annual Total Returns- Vanguard International Dividend Appreciation Index Fund (ETF) [BarChart] - ETF - Vanguard International Dividend Appreciation Index Fund - ETF Shares	2017	2018	2019	2020
Total	27.80%	(11.32%)	27.04%	15.11%